Average Annual Total Returns - Eaton Vance High Yield Municipal Income Fund	Bloomberg Municipal Bond Index One Year	Bloomberg Municipal Bond Index Five Years	Bloomberg Municipal Bond Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class W One Year	Class W Five Years	Class W Ten Years
Total	5.21%	3.90%	4.62%	(1.05%)	3.69%	6.07%	(1.18%)	3.54%	5.97%	0.60%	3.55%	5.72%	none	none	none